March 14, 2006
VIA EDGAR TRANSMISSION
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street NW
Washington, DC 20549

RE:	Otter Tail Corporation
SEC File No. 0-368
Annual Report on Form 10-K for the Year Ended December 31, 2005
Ladies and Gentlemen:
Enclosed for filing, pursuant to the SEC’s Electronic Data Gathering, Analysis and Retrieval System, is one copy, with exhibits, of the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2005.
If you have any questions in connection with this filing, please telephone the undersigned at 701/451-3562.
Sincerely,
/s/ Kevin G. Moug
Kevin G. Moug
Chief Financial Officer and Treasurer

c:	Mr. George Koeck
Mr. Gary Tygesson
Mr. Pat Prunty
Ms. Debbie Wilke